Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 30/06/2012

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Tiresias Capital Ltd
"Address:        PO Box 309, Ugland House"
"                     South Church Street, George Town"
"                     George Town, Grand Cayman KY!-1104"
                     Cayman Islands
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Paul Besaw
Title:          Financial Controller
Phone:          +442078477430
"Signature, Place, and Date of Signing"

"Paul Besaw,  London   Aug 13, 2012"


Report Type (Check only one.):

[ X  ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 31

"Form 13F Information Table Value Total: 492,145 (x 1,000)"



		FORM 13F INFORMATION TABLE
	Title of				/PRN 	SH/	PUT/	INVS 	OTHER 	Voting Authority
Name of Issuer			Class	CUSIP	(x$1000)	AMT	PRN	CALL	DISC	MANAGERSSOLE	SHARED	NONE

ARIBA INC COM NEW		COM	04033V203	46738	1044197	SH		SOLE		1044197
ASM INTL N V NY REGISTER SH	COM	N07045102	7946	209416	SH		SOLE		209416
AVON PRODS INC COM		COM	54303102	771	47534	SH		SOLE		47534
BHP BILLITON LTD SPONSORED ADR	ADR	88606108	31	477	SH		SOLE		477
BHP BILLITON PLC SPONSORED ADR	ADR	05545E209	2425	42400	SH		SOLE		42400
CATALYST HEALTH SOLUTIONS	COM	14888B103	25759	275677	SH		SOLE		275677
COLLECTIVE BRANDS INC COM	COM	19421W100	4046	188900	SH		SOLE		188900
COMCAST CORP NEW CL A SPL	COM	20030N200	490	15595	SH		SOLE		15595
COMVERSE TECHNOLOGY INC COM PAR	COM	205862402	4012	689400	SH		SOLE		689400
COOPER INDUSTRIES PLC SHS	COM	G24140108	90097	1321464	SH		SOLE		1321464
EASTMAN CHEM CO COM		COM	277432100	2519	50000	SH		SOLE		50000
GEN-PROBE INC NEW COM		COM	36866T103	30496	371000	SH		SOLE		371000
GOODRICH CORP COM		COM	382388106	43699	344356	SH		SOLE		344356
ILLUMINA INC COM		COM	452327109	28	696	SH		SOLE		696
JOHNSON & JOHNSON COM		COM	478160104	40	599	SH		SOLE		599
KINDER MORGAN INC DEL COM	COM	49456B101	2832	87901	SH		SOLE		87901
KINDER MORGAN INC DEL PUT	PUT	49455U950	-1691	733	SH		SOLE		733
LAM RESEARCH CORP COM		COM	512807108	0	1	SH		SOLE		1
LINCARE HLDGS INC COM		COM	532791100	5954	175000	SH		SOLE		175000
MOLYCORP INC DEL COM		COM	608753109	657	30496	SH		SOLE		30496
MOLYCORP INC DEL PUT		PUT	608753959	-552	305	SH		SOLE		305
NIPPON TELEG & TEL CORP ADR	ADR	654624105	352	15200	SH		SOLE		15200
ONE LIBERTY PPTYS INC COM	COM	682406103	635	33701	SH		SOLE		33701
P F CHANGS CHINA BISTRO INC COM	COM	69333Y108	33418	649269	SH		SOLE		649269
PANASONIC CORP ADR		ADR	69832A205	206	25414	SH		SOLE		25414
PROGRESS ENERGY INC COM		COM	743263105	117011	1944669	SH		SOLE		1944669
QUEST SOFTWARE INC COM		COM	74834T103	4101	147250	SH		SOLE		147250
SANOFI RIGHT 12/31/2020		RIGHTS	80105N113	1304	924788	SH		SOLE		924788
SOLUTIA INC COM NEW		COM	834376501	73376	2615905	SH		SOLE		2615905
SPDR S&P 500 ETF TR TR UNIT	TR UNTS	78462F103	-6587	2000	SH		SOLE		2000
VALE S A ADR			ADR	91912E105	2033	102439	SH		SOLE		102439